Statutory Requirements (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 28, 2020	Jan. 28, 2019	Dec. 31, 2020	Dec. 31, 2019
Statutory Requirements [Line Items]
Common share dividends	$ 275.7	$ 278.0	$ 441.3	$ 453.8
Dividend capacity available			1,551.0
Insurance and reinsurance companies
Statutory Requirements [Line Items]
Common share dividends			239.7	$ 282.3
Investments in subsidiaries			1,381.4
Allied World
Statutory Requirements [Line Items]
Dividend capacity available			809.3
Odyssey Group
Statutory Requirements [Line Items]
Dividend capacity available			362.4
Northbridge
Statutory Requirements [Line Items]
Dividend capacity available			175.2
Crum & Forster
Statutory Requirements [Line Items]
Dividend capacity available			151.9
Zenith National
Statutory Requirements [Line Items]
Dividend capacity available			$ 52.2